Commitments and contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Schedule of aggregate future minimum annual rental payments required under the lease agreements

Fiscal Years Ending	Amount
2021	$2,398
2022	2,166
2023	1,573
2024	1,429
2025	1,212
Thereafter	2,180
Total	$10,958

Summary of Exit Liability And Related Activity

Exit Cost
Obligation-Leases
Exit cost obligation at cease-use date in fiscal 2019	$778
Exit cost obligation at December 28, 2019	$778
Additional exit cost obligation at cease-use date in fiscal 2020	159
Accretion during fiscal year 2020	11
Net payments made during fiscal year 2020	(333)
Exit cost obligation at December 26, 2020	$615

Summary of Current And Non Current Components of Exit Liabilities

	December 26, 2020	December 28, 2019
Accounts payable and accrued liabilities	$360	$272
Other long-term liabilities	255	506
Total exit cost obligation	$615	$778

European Wax Center, Inc. and Subsidiaries
Summary of Exit Liability And Related Activity

Exit Cost
Obligation – Leases
Exit cost obligation at December 26, 2020	$615
Accretion	6
Payments	(273)
Exit cost obligation at September 25, 2021	$348

Summary of Current And Non Current Components of Exit Liabilities

	September 25, 2021	December 26, 2020
Accounts payable and accrued liabilities	$348	$360
Other long-term liabilities	—	255
Total exit cost obligation	$348	$615